Salaries and Social Contribution (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Salaries and Social Contribution
Salaries payable		R$ 22,348	R$ 15,891
Social contribution payable	[1]	23,926	30,511
Provision for vacation pay and 13th salary		10,616	15,920
Provision for profit sharing	[2]	5,923	5,880
Others		16	921
Total		R$ 62,829	R$ 69,123

[1]	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management